OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Other Current Liabilities

Other current liabilities consist of the following:

	December 31
	2020	2019

Employees and related expenses	10,022	8,164
Government institutions	1,224	1,539
Income tax	758	202
Other	4,716	3,300
Total other current liabilities	16,720	13,205